Note 14 - License Agreements	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE 14. LICENSE AGREEMENTS

Tekmira License Agreement.  Pursuant to an Amended and Restated License Agreement dated April 30, 2007, as amended effective May 27, 2009 (the “License Agreement”), between the Company and Tekmira Pharmaceuticals Corporation (“Tekmira”), the Company holds exclusive, worldwide rights to develop and commercialize three oncology drug candidates, Marqibo, Brakiva, and Alocrest.  On September 20, 2010, the Company and Tekmira entered into Amendment No. 2 to the License Agreement (the “Amendment”), which amends the License Agreement as follows:

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The Company’s maximum aggregate obligation for milestone payments to Tekmira for all three product candidates was decreased from $37.0 million to $19.0 million.  All of the affected milestone payment obligations relate to amounts triggered by the achievement of regulatory milestones for the Company’s Marqibo drug candidate.

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The Amendment modified the royalty rates payable by the Company for net sales of Marqibo by eliminating a tiered royalty rate structure based upon the amount of net sales and instead provides for a single royalty rate without regard to the amount of net sales.

•	In consideration of the foregoing, the Company agreed to make a one-time payment to Tekmira of $5.75 million.

The $5.75 million payment to Tekmira was recognized as expense in the Condensed statement of operations during the twelve months ended December 31, 2010.

Menadione Topical Lotion License Agreement. In October 2006, the Company entered into a license agreement with the Albert Einstein’s College of Medicine (AECOM). In consideration for the license, we agreed to issue the college $0.2 million of our common stock.  We also made a cash payment within 30 days of signing the agreement and we agreed to pay annual maintenance fees. Further, we agreed to make milestone payments in the aggregate amount of $2.8 million upon the achievement of various clinical and regulatory milestones, as described in the agreement, of which we have achieved one milestone and have paid AECOM total consideration of $0.3 million. We may also make annual maintenance fees as part of the agreement. We also agreed to make royalty payments to the College on net sales of any products covered by a claim in any licensed patent.